EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Property, Plant and Equipment [Abstract]
Equipment
	Estimated Useful Lives	August 31, 2016	February 29, 2016
Research equipment	7 years	$590,373	$590,373
Computer equipment	5 years	76,075	76,075
		666,448	666,448
Accumulated depreciation and amortization		(216,928)	(169,396)
Equipment, net		$449,520	$497,052

Equipment consists of the following:

	Estimated Useful lives	February 29, 2016	February 28, 2015
Research equipment	7 years	$590,373	$548,991
Computer and software equipment	5 years	76,075	73,704
		666,448	622,695
Accumulated depreciation and amortization		(169,396)	(96,089)
Equipment, net		$497,052	$526,606